TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before taxes as reported in the statements of operations	$ 4,372	$ 5,116	$ (5,205)
Tax rate	23.00%	23.00%	24.00%
Theoretical tax	$ 1,006	$ 1,177	$ (1,249)
Increase (decrease) in taxes:
Non-deductible items	264	32	185
Losses and other items for which a valuation allowance was provided	369	972	1,769
Realization of carryforward tax losses for which valuation allowance was provided	(386)	(1,293)	(28)
Changes in valuation allowance	(862)	(377)
Tax rate differences in subsidiaries and benefit from reduced tax rates	(26)	223	(71)
Adjustment of deferred tax balances following changes in tax rate for "preferred enterprise"			410
Provision for uncertain tax positions	654	717	245
Taxes in respect of prior years	(1)	(2)	21
Tax withheld against which valuation allowance was provided this year	694	755	638
Investment tax credit	(163)	(180)	(178)
Other	4	48	(47)
Total taxes on income	$ 1,553	$ 2,072	$ 1,695